Goodwill, License Cost and Other Intangible Assets - Summary of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 9,046	$ 9,014
Foreign currency adjustment	1,177	32
Balance at the end of the year	$ 10,223	$ 9,046